CASH RESTRICTED FOR USE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Additional Information [Abstract]
Cash Restricted for Use by Type

	US Dollars
Figures in millions	2021	2020	2019
Non-current
Cash restricted for environmental and rehabilitation obligations	32	31	31

Current
Cash restricted by prudential solvency requirements	18	24	27
Cash balances held by - joint operations	8	18	6
	26	42	33
Total cash restricted for use (note 33 and 34)	58	73	64